GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2021
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 10 - GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,
	2021	2020
	In U.S. dollars in thousands

Salaries and related costs	(*)528	-
Professional services	67	2
Vehicle expenses	7	-
Rent and building maintenance	5	-
Others	25	-
	632	2

During 2021 $60,000 of the salaries paid by SleepX was allocated towards management fee charged to AppYea.

(*)	includes stock-based compensation of $485,000.

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS